Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted
	Three Months Ended March 31,
	2016	2015
	(unaudited)	(unaudited)

Net loss	$(3,848,000)	$(2,064,000)
Weighted average number of common shares outstanding:
Basic and diluted	3,089,160	2,282,120
Net loss attributable to common stockholders per share:
Basic and diluted	$(1.25)	$(0.90)

	Year ended December 31, 2015	Year ended December 31, 2014

Net loss	$(13,107,000)	$(10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$(5.45)	$(6.17)